CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	Total	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit	Redeemable Convertible Preferred Stock Preferred Stock	BURTECH ACQUISITION CORP.	BURTECH ACQUISITION CORP. Additional Paid-in Capital	BURTECH ACQUISITION CORP. Accumulated Deficit	BURTECH ACQUISITION CORP. Class A common stock	BURTECH ACQUISITION CORP. Class A common stock Common Stock	BURTECH ACQUISITION CORP. Class B Common Stock	BURTECH ACQUISITION CORP. Class B Common Stock Common Stock
Balance at the beginning at Dec. 31, 2021	$ (171,939,000)	$ 0	$ 0	$ 3,708,000	$ (175,647,000)	$ 176,989,000	$ (8,833,859)	$ 0	$ (8,834,941)		$ 133		$ 949
Balance at the beginning outstanding (in shares) at Dec. 31, 2021		957,864	124,225			60,614,259
Balance at the beginning (in shares) at Dec. 31, 2021											1,329,500		9,487,500
Increase (decrease) in Stockholders' deficit
Exercise of stock options (in dollars)	$ 128,000			128,000
Exercise of stock options (in shares)	17,666	17,663
Stock-based compensation	$ 1,245,000			1,245,000
Accretion for common stock subject to redemption amount							(2,984,418)		(2,984,418)
Issuance of Series D-2 preferred stock, net of issuance costs of $340 and Series D-2 preferred stock warrants of $244 (In dollars)						$ 5,017,000
Issuance of Series D-2 preferred stock, net of issuance costs of $340 and Series D-2 preferred stock warrants of $244 (In shares)						1,126,373
Issuance of Series D-2 preferred stock upon extinguishment of convertible notes, net of Series D-2 preferred stock warrants of $1,390 (in dollars)						$ 30,764,000
Issuance of Series D-2 preferred stock upon extinguishment of convertible notes, net of Series D-2 preferred stock warrants of $1,390 (in shares)						6,435,447
Deemed dividend associated with Series D-2 preferred stock warrants issued with Series D-2 preferred stock issuance	(1,635,000)			(1,635,000)		$ 1,635,000
Issuance of Series D Exchange Preferred shares in exchange for extinguishment of Series D preferred stock	1,636,000				1,636,000	(1,636,000)
Conversion of preferred stock into common stock (in dollars)	174,500,000			174,500,000		$ (174,500,000)
Conversion of preferred stock into common stock (in shares)		60,374,854				(60,374,854)
Reverse 10:1 common stock split		(54,337,382)
Reclassification of warrants from liability preferred to equity upon conversion of preferred to common stock	54,000			54,000
Reissuance of Shadow Preferred in Pay-to-Play Pull Through Exchange at redemption value (In dollars)	(23,925,000)			(23,925,000)		$ 23,925,000
Reissuance of Shadow Preferred in Pay-to-Play Pull Through Exchange at redemption value (in shares)		(869,705)				8,697,054
Change in value of preferred stock subject to possible redemption	(1,826,000)				(1,826,000)	$ 1,826,000
Pay-to-Play financing charges	55,853,000			55,853,000
Net loss	(104,630,000)				(104,630,000)		1,673,607		1,673,607
Balance at the end outstanding (in shares) at Dec. 31, 2022		6,143,294	124,225			16,498,279
Balance at the end (in shares) at Dec. 31, 2022										1,329,500		9,487,500	9,487,500
Balance at the end at Dec. 31, 2022	(70,539,000)	$ 0	$ 0	209,928,000	(280,467,000)	$ 64,020,000	(10,144,670)		(10,145,752)	$ 133		$ 949	$ 949
Increase (decrease) in Stockholders' deficit
Stockholder Non-Redemption Agreement							8,758,683		8,758,683
Stockholder Non-Redemption Agreement							(8,758,683)		(8,758,683)
Excise tax liability arising from redemption of Class A shares							(2,277,760)		(2,277,760)
Accretion for common stock subject to redemption amount							(2,276,329)		(2,276,329)
Net loss							1,574,791		1,574,791
Balance at the end (in shares) at Mar. 31, 2023										1,329,500		9,487,500
Balance at the end at Mar. 31, 2023							(13,123,968)		(13,125,050)	$ 133		$ 949
Balance at the beginning at Dec. 31, 2022	(70,539,000)	$ 0	$ 0	209,928,000	(280,467,000)	$ 64,020,000	(10,144,670)		(10,145,752)	$ 133		$ 949	$ 949
Balance at the beginning outstanding (in shares) at Dec. 31, 2022		6,143,294	124,225			16,498,279
Balance at the beginning (in shares) at Dec. 31, 2022										1,329,500		9,487,500	9,487,500
Increase (decrease) in Stockholders' deficit
Stock-based compensation	450,000			450,000
Reissuance of Shadow Preferred in Pay-to-Play Pull Through Exchange at redemption value (In dollars)	(109,327,000)			(109,327,000)		$ 109,327,000
Reissuance of Shadow Preferred in Pay-to-Play Pull Through Exchange at redemption value (in shares)		(2,799,634)				27,996,424
Pay-to-Play financing charges	30,576,000			30,576,000
Debt financing charge on convertible notes	2,640,000			2,640,000
Net loss	(62,864,000)				(62,864,000)		1,676,925
Balance at the end outstanding (in shares) at Sep. 30, 2023		3,343,660	124,225			44,494,703
Balance at the end (in shares) at Sep. 30, 2023										1,329,500		9,487,500
Balance at the end at Sep. 30, 2023	(209,064,000)	$ 0	$ 0	134,267,000	(343,331,000)	$ 173,347,000	(14,308,127)		(14,309,209)	$ 133		$ 949
Balance at the beginning at Dec. 31, 2022	(70,539,000)	$ 0	$ 0	209,928,000	(280,467,000)	$ 64,020,000	(10,144,670)		(10,145,752)	$ 133		$ 949	$ 949
Balance at the beginning outstanding (in shares) at Dec. 31, 2022		6,143,294	124,225			16,498,279
Balance at the beginning (in shares) at Dec. 31, 2022										1,329,500		9,487,500	9,487,500
Increase (decrease) in Stockholders' deficit
Conversion of Class B to Class A Shares (in shares)													(9,487,500)
Exercise of stock options (in dollars)	$ 1,000			1,000
Exercise of stock options (in shares)	1,000	1,000
Conversion of Class B to Class A Shares													$ (949)
Stockholder Non-Redemption Agreement							8,758,683		8,758,683
Stockholder Non-Redemption Agreement							(8,758,683)		(8,758,683)
Stock-based compensation	$ 2,483,000			2,483,000
Excise tax liability arising from redemption of Class A shares							(2,523,150)		(2,523,150)
Accretion for common stock subject to redemption amount							(4,510,051)		(4,510,051)
Reissuance of Shadow Preferred in Pay-to-Play Pull Through Exchange at redemption value (In dollars)	(109,327,000)			(109,327,000)		$ 109,327,000
Reissuance of Shadow Preferred in Pay-to-Play Pull Through Exchange at redemption value (in shares)		(2,799,634)				27,996,424
Reissuance of common stock in common rights offering (in shares)		8,109,693
Issuance of common stock upon release of restricted stock units		6,000,000
Change in value of preferred stock subject to possible redemption	0
Pay-to-Play financing charges	35,771,000			35,771,000
Debt financing charge on convertible notes	2,640,000			2,640,000
Net loss	(87,589,000)				(87,589,000)		1,339,142		1,339,142
Balance at the end outstanding (in shares) at Dec. 31, 2023		17,454,353	124,225			44,494,703
Balance at the end (in shares) at Dec. 31, 2023										10,816,995	10,817,000	5
Balance at the end at Dec. 31, 2023	(226,560,000)	$ 0	$ 0	141,496,000	(368,056,000)	$ 173,347,000	(15,838,729)		(15,839,811)	$ 1,082
Balance at the beginning at Mar. 31, 2023							(13,123,968)		(13,125,050)	$ 133		$ 949
Balance at the beginning (in shares) at Mar. 31, 2023										1,329,500		9,487,500
Increase (decrease) in Stockholders' deficit
Accretion for common stock subject to redemption amount							(605,227)		(605,227)
Net loss							98,772		98,772
Balance at the end outstanding (in shares) at Jun. 30, 2023		3,343,660	124,225			44,494,703
Balance at the end (in shares) at Jun. 30, 2023										1,329,500		9,487,500
Balance at the end at Jun. 30, 2023	(199,996,000)	$ 0	$ 0	131,341,000	(331,337,000)	$ 173,347,000	(13,630,423)		(13,631,505)	$ 133		$ 949
Increase (decrease) in Stockholders' deficit
Stock-based compensation	286,000			286,000
Accretion for common stock subject to redemption amount							(681,066)		(681,066)
Debt financing charge on convertible notes	2,640,000			2,640,000
Net loss	(11,994,000)				(11,994,000)		3,362		3,362
Balance at the end outstanding (in shares) at Sep. 30, 2023		3,343,660	124,225			44,494,703
Balance at the end (in shares) at Sep. 30, 2023										1,329,500		9,487,500
Balance at the end at Sep. 30, 2023	(209,064,000)	$ 0	$ 0	134,267,000	(343,331,000)	$ 173,347,000	(14,308,127)		(14,309,209)	$ 133		$ 949
Balance at the beginning at Dec. 31, 2023	(226,560,000)	$ 0	$ 0	141,496,000	(368,056,000)	$ 173,347,000	(15,838,729)		(15,839,811)	$ 1,082
Balance at the beginning outstanding (in shares) at Dec. 31, 2023		17,454,353	124,225			44,494,703
Balance at the beginning (in shares) at Dec. 31, 2023										10,816,995	10,817,000	5
Increase (decrease) in Stockholders' deficit
Accretion for common stock subject to redemption amount							(800,030)		(800,030)
Net loss							(10,633)		(10,633)
Balance at the end (in shares) at Mar. 31, 2024										10,816,995		5
Balance at the end at Mar. 31, 2024							(16,649,392)		(16,650,474)	$ 1,082
Balance at the beginning at Dec. 31, 2023	(226,560,000)	$ 0	$ 0	141,496,000	(368,056,000)	$ 173,347,000	(15,838,729)		(15,839,811)	$ 1,082
Balance at the beginning outstanding (in shares) at Dec. 31, 2023		17,454,353	124,225			44,494,703
Balance at the beginning (in shares) at Dec. 31, 2023										10,816,995	10,817,000	5
Increase (decrease) in Stockholders' deficit
Exercise of stock options (in dollars)	$ 80,000			80,000
Exercise of stock options (in shares)	27,821	27,821
Stock-based compensation	$ 1,042,000			1,042,000
Reissuance of Shadow Preferred in Pay-to-Play Pull Through Exchange at redemption value (In dollars)	0
Net loss	(54,503,000)				(54,503,000)		(1,486,799)
Balance at the end outstanding (in shares) at Sep. 30, 2024		17,482,174	124,225			44,494,703
Balance at the end (in shares) at Sep. 30, 2024										10,816,995		5
Balance at the end at Sep. 30, 2024	(279,941,000)	$ 0	$ 0	142,618,000	(422,559,000)	$ 173,347,000	(19,828,838)		(19,829,920)	$ 1,082
Balance at the beginning at Mar. 31, 2024							(16,649,392)		(16,650,474)	$ 1,082
Balance at the beginning (in shares) at Mar. 31, 2024										10,816,995		5
Increase (decrease) in Stockholders' deficit
Accretion for common stock subject to redemption amount							(846,082)		(846,082)
Net loss							(600,213)		(600,213)
Balance at the end outstanding (in shares) at Jun. 30, 2024		17,474,790	124,225			44,494,703
Balance at the end (in shares) at Jun. 30, 2024										10,816,995		5
Balance at the end at Jun. 30, 2024	(254,731,000)	$ 0	$ 0	142,221,000	(396,952,000)	$ 173,347,000	(18,095,687)		(18,096,769)	$ 1,082
Increase (decrease) in Stockholders' deficit
Exercise of stock options (in dollars)	37,000			37,000
Exercise of stock options (in shares)		7,384
Stock-based compensation	360,000			360,000
Accretion for common stock subject to redemption amount							(857,198)		(857,198)
Net loss	(25,607,000)				(25,607,000)		(875,953)		(875,953)
Balance at the end outstanding (in shares) at Sep. 30, 2024		17,482,174	124,225			44,494,703
Balance at the end (in shares) at Sep. 30, 2024										10,816,995		5
Balance at the end at Sep. 30, 2024	$ (279,941,000)	$ 0	$ 0	$ 142,618,000	$ (422,559,000)	$ 173,347,000	$ (19,828,838)		$ (19,829,920)	$ 1,082